Credit Risk - Disclosure of Base Expected Credit Losses to Probability Weighted Estimated Credit Losses (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Exposure	£ 211,222	£ 223,840
ECL	994
Credit impairment loss allowances on loans and advances to customers		(1,007)
Mortgages
Disclosure of credit risk exposure [line items]
ECL	244
Credit impairment loss allowances on loans and advances to customers		(253)
Credit cards
Disclosure of credit risk exposure [line items]
ECL	140
Credit impairment loss allowances on loans and advances to customers		(130)
Other
Disclosure of credit risk exposure [line items]
ECL	160
Credit impairment loss allowances on loans and advances to customers		(164)
Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	5,228	5,384
ECL	70	67
Credit impairment loss allowances on loans and advances to customers		(67)
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
ECL	380
Credit impairment loss allowances on loans and advances to customers		(393)
Corporate Centre
Disclosure of credit risk exposure [line items]
ECL	0
Credit impairment loss allowances on loans and advances to customers		0
Upside
Disclosure of credit risk exposure [line items]
Exposure	300,969	312,830
ECL	£ 834
Credit impairment loss allowances on loans and advances to customers		£ (931)
Proportion of assets in Stage 2	6.00%	4.00%
Proportion of assets in Stage 3	1.00%	1.00%
Upside | Retail and Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 204,357	£ 216,383
ECL	£ 420
Credit impairment loss allowances on loans and advances to customers		£ (490)
Proportion of assets in Stage 2	6.00%	4.00%
Proportion of assets in Stage 3	1.00%	1.00%
Upside | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 183,568	£ 195,170
ECL - of which: mortgages	£ 143	£ 215
Proportion of assets in Stage 2 - of which: mortgages	7.00%	4.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Upside | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 13,116	£ 12,845
ECL	£ 132
Credit impairment loss allowances on loans and advances to customers		£ (122)
Proportion of assets in Stage 2	2.00%	2.00%
Proportion of assets in Stage 3	0.00%	0.00%
Upside | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 7,673	£ 8,368
ECL	£ 145
Credit impairment loss allowances on loans and advances to customers		£ (153)
Proportion of assets in Stage 2	7.00%	7.00%
Proportion of assets in Stage 3	2.00%	2.00%
Upside | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 5,228	£ 5,739
ECL	£ 68
Credit impairment loss allowances on loans and advances to customers		£ (65)
Proportion of assets in Stage 2	6.00%	6.00%
Proportion of assets in Stage 3	0.00%	1.00%
Upside | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 27,277	£ 28,299
ECL	£ 346
Credit impairment loss allowances on loans and advances to customers		£ (376)
Proportion of assets in Stage 2	13.00%	8.00%
Proportion of assets in Stage 3	3.00%	2.00%
Upside | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 64,107	£ 62,409
ECL	£ 0
Credit impairment loss allowances on loans and advances to customers		£ 0
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%
Base case
Disclosure of credit risk exposure [line items]
Exposure	£ 300,969	£ 312,830
ECL	£ 898
Credit impairment loss allowances on loans and advances to customers		£ (933)
Proportion of assets in Stage 2	6.00%	4.00%
Proportion of assets in Stage 3	1.00%	1.00%
Base case | Retail and Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 204,357	£ 216,383
ECL	£ 467
Credit impairment loss allowances on loans and advances to customers		£ (498)
Proportion of assets in Stage 2	7.00%	4.00%
Proportion of assets in Stage 3	1.00%	1.00%
Base case | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 183,568	£ 195,170
ECL - of which: mortgages	£ 176	£ 219
Proportion of assets in Stage 2 - of which: mortgages	7.00%	4.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Base case | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 13,116	£ 12,845
ECL	£ 138
Credit impairment loss allowances on loans and advances to customers		£ (123)
Proportion of assets in Stage 2	3.00%	2.00%
Proportion of assets in Stage 3	0.00%	0.00%
Base case | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 7,673	£ 8,368
ECL	£ 153
Credit impairment loss allowances on loans and advances to customers		£ (156)
Proportion of assets in Stage 2	8.00%	7.00%
Proportion of assets in Stage 3	2.00%	2.00%
Base case | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 5,228	£ 5,739
ECL	£ 69
Credit impairment loss allowances on loans and advances to customers		£ (66)
Proportion of assets in Stage 2	6.00%	6.00%
Proportion of assets in Stage 3	0.00%	1.00%
Base case | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 27,277	£ 28,299
ECL	£ 362
Credit impairment loss allowances on loans and advances to customers		£ (369)
Proportion of assets in Stage 2	14.00%	9.00%
Proportion of assets in Stage 3	3.00%	2.00%
Base case | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 64,107	£ 62,409
ECL	£ 0
Credit impairment loss allowances on loans and advances to customers		£ 0
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%
Downside 1
Disclosure of credit risk exposure [line items]
Exposure	£ 300,969	£ 312,830
ECL	£ 993
Credit impairment loss allowances on loans and advances to customers		£ (994)
Proportion of assets in Stage 2	6.00%	5.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 1 | Retail and Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 204,357	£ 216,383
ECL	£ 538
Credit impairment loss allowances on loans and advances to customers		£ (530)
Proportion of assets in Stage 2	7.00%	4.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 1 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 183,568	£ 195,170
ECL - of which: mortgages	£ 236	£ 245
Proportion of assets in Stage 2 - of which: mortgages	7.00%	4.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Downside 1 | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 13,116	£ 12,845
ECL	£ 142
Credit impairment loss allowances on loans and advances to customers		£ (127)
Proportion of assets in Stage 2	3.00%	2.00%
Proportion of assets in Stage 3	0.00%	0.00%
Downside 1 | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 7,673	£ 8,368
ECL	£ 160
Credit impairment loss allowances on loans and advances to customers		£ (158)
Proportion of assets in Stage 2	8.00%	7.00%
Proportion of assets in Stage 3	2.00%	2.00%
Downside 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 5,228	£ 5,739
ECL	£ 70
Credit impairment loss allowances on loans and advances to customers		£ (65)
Proportion of assets in Stage 2	6.00%	6.00%
Proportion of assets in Stage 3	0.00%	1.00%
Downside 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 27,277	£ 28,299
ECL	£ 385
Credit impairment loss allowances on loans and advances to customers		£ (399)
Proportion of assets in Stage 2	14.00%	9.00%
Proportion of assets in Stage 3	3.00%	2.00%
Downside 1 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 64,107	£ 62,409
ECL	£ 0
Credit impairment loss allowances on loans and advances to customers		£ 0
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%
Downside 2
Disclosure of credit risk exposure [line items]
Exposure	£ 300,969	£ 312,830
ECL	£ 1,412
Credit impairment loss allowances on loans and advances to customers		£ (1,384)
Proportion of assets in Stage 2	12.00%	11.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 2 | Retail and Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 204,357	£ 216,383
ECL	£ 891
Credit impairment loss allowances on loans and advances to customers		£ (831)
Proportion of assets in Stage 2	15.00%	10.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 2 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 183,568	£ 195,170
ECL - of which: mortgages	£ 564	£ 502
Proportion of assets in Stage 2 - of which: mortgages	17.00%	11.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Downside 2 | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 13,116	£ 12,845
ECL	£ 150
Credit impairment loss allowances on loans and advances to customers		£ (142)
Proportion of assets in Stage 2	3.00%	3.00%
Proportion of assets in Stage 3	0.00%	0.00%
Downside 2 | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 7,673	£ 8,368
ECL	£ 177
Credit impairment loss allowances on loans and advances to customers		£ (187)
Proportion of assets in Stage 2	9.00%	9.00%
Proportion of assets in Stage 3	2.00%	2.00%
Downside 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 5,228	£ 5,739
ECL	£ 72
Credit impairment loss allowances on loans and advances to customers		£ (69)
Proportion of assets in Stage 2	6.00%	6.00%
Proportion of assets in Stage 3	0.00%	1.00%
Downside 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 27,277	£ 28,299
ECL	£ 449
Credit impairment loss allowances on loans and advances to customers		£ (484)
Proportion of assets in Stage 2	20.00%	18.00%
Proportion of assets in Stage 3	3.00%	2.00%
Downside 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 64,107	£ 62,409
ECL	£ 0
Credit impairment loss allowances on loans and advances to customers		£ 0
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%
Stubborn Inflation
Disclosure of credit risk exposure [line items]
Exposure	£ 300,969	£ 312,830
ECL	£ 1,179
Credit impairment loss allowances on loans and advances to customers		£ (1,150)
Proportion of assets in Stage 2	7.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Stubborn Inflation | Retail and Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 204,357	£ 216,383
ECL	£ 692
Credit impairment loss allowances on loans and advances to customers		£ (648)
Proportion of assets in Stage 2	8.00%	6.00%
Proportion of assets in Stage 3	1.00%	1.00%
Stubborn Inflation | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 183,568	£ 195,170
ECL - of which: mortgages	£ 365	£ 325
Proportion of assets in Stage 2 - of which: mortgages	8.00%	6.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Stubborn Inflation | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 13,116	£ 12,845
ECL	£ 150
Credit impairment loss allowances on loans and advances to customers		£ (140)
Proportion of assets in Stage 2	3.00%	3.00%
Proportion of assets in Stage 3	0.00%	0.00%
Stubborn Inflation | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 7,673	£ 8,368
ECL	£ 177
Credit impairment loss allowances on loans and advances to customers		£ (183)
Proportion of assets in Stage 2	9.00%	8.00%
Proportion of assets in Stage 3	2.00%	2.00%
Stubborn Inflation | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 5,228	£ 5,739
ECL	£ 72
Credit impairment loss allowances on loans and advances to customers		£ (68)
Proportion of assets in Stage 2	6.00%	6.00%
Proportion of assets in Stage 3	0.00%	1.00%
Stubborn Inflation | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 27,277	£ 28,299
ECL	£ 415
Credit impairment loss allowances on loans and advances to customers		£ (434)
Proportion of assets in Stage 2	17.00%	14.00%
Proportion of assets in Stage 3	3.00%	2.00%
Stubborn Inflation | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 64,107	£ 62,409
ECL	£ 0
Credit impairment loss allowances on loans and advances to customers		£ 0
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%
Weighted
Disclosure of credit risk exposure [line items]
Exposure	£ 300,969	£ 312,830
ECL	£ 994
Credit impairment loss allowances on loans and advances to customers		£ (1,007)
Proportion of assets in Stage 2	8.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Weighted | Retail and Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 204,357	£ 216,383
ECL	£ 544
Credit impairment loss allowances on loans and advances to customers		£ (546)
Proportion of assets in Stage 2	9.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Weighted | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 183,568	£ 195,170
ECL - of which: mortgages	£ 244	£ 253
Proportion of assets in Stage 2 - of which: mortgages	10.00%	7.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Weighted | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 13,116	£ 12,845
ECL	£ 140
Credit impairment loss allowances on loans and advances to customers		£ (130)
Proportion of assets in Stage 2	3.00%	3.00%
Proportion of assets in Stage 3	0.00%	0.00%
Weighted | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 7,673	£ 8,368
ECL	£ 160
Credit impairment loss allowances on loans and advances to customers		£ (163)
Proportion of assets in Stage 2	8.00%	8.00%
Proportion of assets in Stage 3	2.00%	2.00%
Weighted | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 5,228	£ 5,739
ECL	£ 70
Credit impairment loss allowances on loans and advances to customers		£ (67)
Proportion of assets in Stage 2	6.00%	6.00%
Proportion of assets in Stage 3	0.00%	1.00%
Weighted | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 27,277	£ 28,299
ECL	£ 380
Credit impairment loss allowances on loans and advances to customers		£ (394)
Proportion of assets in Stage 2	13.00%	12.00%
Proportion of assets in Stage 3	3.00%	2.00%
Weighted | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 64,107	£ 62,409
ECL	£ 0
Credit impairment loss allowances on loans and advances to customers		£ 0
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%